Note 10 - Equity Incentive Plans (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 11, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 27, 2024	Dec. 31, 2023	Aug. 04, 2022	Jun. 16, 2021	Jun. 08, 2020	Apr. 23, 2019
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		42,413,698		43,850,083	45,575,342
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)		27,767,619		25,407,299	20,405,239		17,938,726
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 1.62		$ 1.96	$ 2.49		$ 2.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted-Average Remaining Contractual Term (Year)		7 years 4 months 24 days		7 years 3 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 667,000		$ 4,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in shares)		13,614,279		14,808,497
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 2.59		$ 2.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term (Year)		6 years 14 days		6 years 1 month 28 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 161,000		$ 4,000
Proceeds from Stock Options Exercised		$ 0	$ 3,000	$ 3,000	$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)		(0)	3,625	3,625	38,030
Share Price (in dollars per share)		$ 0.61	$ 0.85	$ 0.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 0		$ 7,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 0.59	$ 0.46	$ 0.47	$ 1.01
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 12,100,000		$ 9,200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		3 years		2 years 4 months 24 days
Proceeds from Stock Plans				$ 0	$ 312,000
Share-Based Payment Arrangement, Expense		$ 1,482,000	$ 2,459,000	$ 8,314,000	$ 11,501,000
The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	43,900,000							28,900,000	16,900,000	8,000,000	1,600,000
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		6,043,856		10,831,860	18,046,374
The 2024 Inducement Award Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		76,250		43,250	1,603,750	3,000,000
The 2022 ESPP [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	3,600,000			1,823,454				1,800,000
Common Stock, Capital Shares Reserved for Future Issuance, Increase (in shares)	1,800,000
Proceeds from Stock Plans				$ 200,000	$ 500,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in shares)				539,448	782,939
Share-Based Payment Arrangement, Expense				$ 200,000	$ 200,000